Net Revenue - Summary of Revenue by Geographical Area Wise (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Gross revenue	R$ 9,115,081	R$ 4,629,943	R$ 18,834,069	R$ 8,570,518
Returns and cancellations	(148,477)	(5,876)	(270,994)	(31,947)
Commercial discounts and rebates	(171,310)	(257,481)	(409,895)	(507,871)
Taxes on sales	(1,808,114)	(962,877)	(3,648,006)	(1,711,841)
Net Revenue	6,987,180	3,403,709	14,505,174	6,318,859
Domestic market [member]
Disclosure of geographical areas [line items]
Gross revenue	3,304,281	2,233,256	6,317,607	3,927,472
Foreign Market [member]
Disclosure of geographical areas [line items]
Gross revenue	5,692,919	2,384,838	12,274,126	4,616,740
Other sales [member]
Disclosure of geographical areas [line items]
Gross revenue	R$ 117,881	R$ 11,849	R$ 242,336	R$ 26,306